Financial Instruments - Summary of Financial Assets Classified by Type and Category (Detail) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Assets [Line Items]
Trade and other receivables, current	$ 554,886,639	$ 511,455,330
Derivative instruments	1,000,964	322,316
Other financial assets	3,352,404	1,310,595
Trade accounts receivable and other accounts receivable	5,366,754	3,734,116
Derivative instruments	16,422,737	4,871,397
Other financial assets	20,660,450	7,220,620
Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financial Assets [Line Items]
Derivative instruments	3,033,502	1,618,318
Total Current	3,033,502	1,618,318
Derivative instruments	1,911,233
Total Non-current	1,911,233
Total	4,944,735	1,618,318
Financial assets measured at amortised cost [member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables, current	592,856,895	576,740,203
Other financial assets	808,692	860,425
Total Current	593,665,587	577,600,628
Trade accounts receivable and other accounts receivable	493,375,481	347,981,527
Other financial assets		2
Total Non-current	493,375,481	347,981,529
Total	1,087,041,068	925,582,157
Other Comprehensive Income [Member]
Disclosure Of Financial Assets [Line Items]
Equity instruments	127,854	127,854
Derivative instruments	18,387,261	1,323,556
Total Current	18,515,115	1,451,410
Equity instruments	2,326,480	2,349,221
Total Non-current	2,326,480	2,349,221
Total	20,841,595	3,800,631
Derivatives Designated as Hedges [Member]
Disclosure Of Financial Assets [Line Items]
Derivative instruments	1,000,964	277,702
Total Current	1,000,964	277,702
Derivative instruments	16,422,737	4,871,397
Total Non-current	16,422,737	4,871,397
Total	$ 17,423,701	$ 5,149,099